Investment Strategy - 21Shares 2x Long HYPE ETF	Apr. 15, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in investments that the Adviser and 21Shares US LLC (the “Sub-Adviser”) believe in combination should produce daily returns (before fees and expenses) that correspond to two times (2x) the daily price performance of HYPE. Such investments generally include financial instruments and other investments that provide indirect exposure to HYPE (collectively, “HYPE-related investments”), each of which is described below. There can be no guarantee that such a strategy will produce the desired results or that any HYPE-related investment will provide returns that closely correlate to those produced by HYPE. Generally, HYPE-related investments are subject to certain implementation costs and expenses not applicable to direct investments in HYPE that will cause the returns of HYPE-related investments to differ from those of direct investments in HYPE. Additionally, the Fund’s investments in HYPE-related investments provide the Fund with indirect exposure to HYPE, which also may contribute to differences in returns in comparison to those of direct investments in HYPE. The ability to trade HYPE 24 hours a day also may give rise to differences in returns of HYPE-related investments that trade during standard market hours.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in HYPE-related investments that the Adviser and Sub-Adviser believe, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of HYPE. The Fund does not invest directly in HYPE.
The Fund will invest principally in the financial instruments and other investments described below.
•Swap Agreements. Initially, the Fund expects to achieve its exposure to HYPE primarily through its use of one or more swap agreements, likely a total return swap on a HYPE-related index, such as the MarketVector™ Hyperliquid Index with a daily reset. As more investments that provide exposure to HYPE become available for investment, the Adviser and Sub-Adviser will invest in those investments that they believe will most effectively enable the Fund to achieve its investment objective. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as an index, or the return earned on an investment in HYPE that is equal, on a daily basis, to 200% of the value of the Fund’s net assets (each, a “HYPE Swap”). HYPE Swaps may reference: (i) U.S.- or foreign-listed exchange traded products that provide exposure to HYPE (“ETPs”), including through investments in HYPE directly (a “Spot HYPE ETP,” and together with ETPs, “HYPE ETPs”), (ii) an index or other reference rate that the Adviser and Sub-Adviser believe produces daily returns consistent with those of HYPE (each, a “HYPE Index”), or (iii) other benchmarks that the Adviser and Sub-Adviser believe produce daily returns consistent with those of HYPE (collectively with any Spot HYPE ETP and any HYPE Index, a “Reference Asset” or the “Reference Assets”). Generally, any such HYPE Swap will provide the Fund with a return earned by the Reference Asset that is equal, on a daily basis, to 200% of the value of the Fund’s net assets; be fully funded with all collateral maintained by a third party pursuant to a tri-party collateral control arrangement, and be subject to daily collateral and exposure adjustments to align the value of collateral with the value of the Reference Asset and the exposure provided by the HYPE Swap with that needed by the Fund.
•HYPE Futures Contracts. Once available, the Fund may invest in HYPE futures contracts that trade on an exchange regulated by the CFTC (“HYPE Futures”). As of the date of this Prospectus, HYPE Futures are not yet available for investment by the Fund. However, it is expected that HYPE Futures will be available in the near future. To maintain its 2x daily exposure to HYPE, the Fund intends to exit any HYPE Futures as they near expiration and replace them with new HYPE Futures with a later expiration date. This process is referred to as “rolling.” The Fund may invest in HYPE Futures of any expiration date.
•HYPE Options Contracts. Once available, the Fund may invest in exchange-traded options contracts that reference HYPE, HYPE Futures Contracts, or HYPE ETPs (“HYPE Options”). As of the date of this Prospectus, HYPE Options are not yet available for investment by the Fund. However, it is expected that HYPE Options will be available in the near future. The Fund may invest in HYPE Options traded on an exchange regulated by the CFTC, or on foreign exchanges. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. In the U.S., exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).
•HYPE ETPs and HYPE ETFs. The Fund may invest in HYPE ETPs, the shares of which may be listed on a U.S. or European exchange. To the extent the Fund invests in HYPE ETPs, such ETPs are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, do not provide investors, including the Fund, with the investor protections of the 1940 Act. The Fund may also invest in ETFs registered under the 1940 Act that provide exposure to HYPE (“HYPE ETFs”). As of the date of this Prospectus, U.S. HYPE ETPs and HYPE ETFs were not yet available for investment by the Fund.
The Fund expects that HYPE Swaps, HYPE ETPs and HYPE Futures will provide the most effective means to seek to achieve the Fund’s investment objective and therefore, expects to focus its investments on HYPE Swaps, HYPE ETPs and, when available, HYPE Futures. The Fund also expects to enter into reverse repurchase agreements, a form of borrowing. The Adviser and Sub-Adviser attempt to consistently apply leverage through the Fund’s investments in HYPE-related investments and reverse repurchase agreements to seek to achieve the Fund’s investment objective.
The Adviser and Sub-Adviser, in their sole discretion, select the Fund’s investments, including the mix of HYPE-related investments, to achieve the desired exposure to HYPE. The Adviser and Sub-Adviser may consider the following factors, among others, when selecting the Fund’s HYPE-related investments: liquidity, regulatory requirements, risk mitigation measures, the capacity of the Fund’s FCMs (as defined below), the financial condition of counterparties, and market conditions. As of the date of this Prospectus, it is expected that the Fund (and certain of its investments) will reference one or more of the Reference Assets for purposes of determining the price of HYPE.
The Fund expects to invest in HYPE-related investments primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to HYPE-related investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in certain investments, such as HYPE-related investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter, which is one of the requirements for satisfying the “Asset Diversification Test” as described more fully in “Federal Income Taxes” of the Fund’s Statement of Additional Information (“SAI”).
The Fund will attempt to achieve its investment objective without regard to the overall market movement or the increase or decrease in the price of HYPE. At the close of the markets on each trading day, the Adviser and Sub-Adviser determine the type, quantity, and mix of investment positions, so that its exposure to the price of HYPE is consistent with the Fund’s investment objective. The impact of movements in the price of HYPE during the day will generally require the Fund to adjust its exposure to the Reference Assets on a daily basis. For example, if the price of HYPE has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased. Conversely, if the price of HYPE has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. These adjustments typically result in high portfolio turnover.
The Fund also expects to invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser and Sub-Adviser to be of comparable quality. Such investments are designed to provide liquidity or satisfy collateral and/or margin requirements associated with the Fund’s HYPE-related investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will likely differ in amount, and possibly even direction, from two times (2x) the price performance of HYPE for the same period. The Fund will lose money if the price performance of HYPE is flat over time, and the Fund can lose money regardless of the performance of the price of HYPE because of daily rebalancing, the volatility of the price of HYPE, compounding of each day’s return, and other factors. See “Principal Investment Risks” below.
HYPE Swap Agreements
Most swaps entered into by the Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts)
related to the interest leg of the swap or to the return on the reference entity. The Fund’s current obligations under the types of swaps that the Fund expects to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.
Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
HYPE Futures Contracts
Futures contracts are agreements between two parties that are executed on a designated contract market (“DCM”), i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may also be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
HYPE Options
An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American-style put or call option may be exercised at any time during the option period, while a European-style put or call option may be exercised only upon expiration or during a fixed period prior thereto.
The Fund may engage in over-the-counter (“OTC”) options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.
Additional Information about the Spot HYPE ETPs
The Fund may invest directly in Spot HYPE ETPs or may obtain exposure to such ETPs through swap agreements that use Spot HYPE ETPs as a reference asset. These Spot HYPE ETPs are designed to provide exposure to the performance of HYPE and are fully secured by holdings of HYPE. Each non-U.S. Spot HYPE ETP issues bonds that are collateralized by the respective amount of units of HYPE. The issuer shall at any given time procure in relation to issued bonds that it holds such amount of the underlying HYPE equal to or exceeding the aggregate claims of the bondholders, expressed as a number of units of HYPE. The value and performance of the bonds materially depend on the value and performance of the issuer’s holdings of HYPE. Based on the non-U.S. Spot HYPE ETPs’ payment and delivery obligations to bondholders, the bonds are expected (subject to the deduction of any fees and costs) to track the performance of HYPE nearly 1:1.
An investor cannot purchase the bonds issued by non-U.S. Spot HYPE ETPs directly from the issuer in the primary market. Initially, in the primary market, the bonds may only be subscribed for or purchased by authorized participants (“APs”). Once the bonds issued by non-U.S. Spot HYPE ETPs have been subscribed for or purchased in the primary market, investors may purchase the bonds in the secondary market from any person on an anonymous basis (i) via the relevant stock exchange (in case of bonds admitted to trading on a stock exchange) or (ii) over the counter.
The value of shares of a Spot HYPE ETP may not directly correspond to the price of HYPE and is highly volatile. The price of a Spot HYPE ETP may go down even if the price of the underlying asset, HYPE, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
Each Spot HYPE ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of HYPE. This means the sponsor does not speculatively sell HYPE at times when its price is high or speculatively acquire HYPE at low prices in the expectation of future price increases. The Spot HYPE ETPs will not utilize hedging, leverage, derivatives, or any similar arrangements in seeking to meet their investment objective. Each Spot HYPE ETP’s custodian will keep custody of the Spot HYPE ETP’s HYPE and will keep all the private keys associated with such Spot HYPE ETP’s HYPE held by the custodian in “cold storage.” “Cold storage” is a safeguarding method by which the private keys corresponding to the particular Spot HYPE ETP’s HYPE are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.
HYPE
HYPE is a digital asset transmitted via the peer-to-peer Hyperliquid network (the “Hyperliquid Network”), a decentralized network of computers operating on cryptographic protocols. The Hyperliquid Network enables participants to exchange tokens of value, known as Hyperliquid or HYPE. Transactions of HYPE are processed by a distributed network of validators and recorded on the Hyperliquid blockchain (the “Hyperliquid Blockchain”), a secure digital ledger. Validators are rewarded with HYPE for their efforts.
HYPE can be used to pay for goods and services, send transactions on the network, or be converted to fiat currencies such as the U.S. dollar. The primary goal of the Hyperliquid Network is to support high-performance cryptocurrency trading via HyperCore, an on-chain central limit order book. HyperEVM, another component, provides a scalable and efficient decentralized platform supporting decentralized applications and smart contracts, which can utilize HyperCore’s trading infrastructure.
Unlike centralized systems, no single entity owns, operates, or controls the Hyperliquid Network or manages the Hyperliquid Blockchain; instead, the infrastructure is collectively maintained by a decentralized community of users. Independent nodes validate transactions and reach consensus using a proof-of-stake mechanism, ensuring security and trustless operations. Validators secure the network based on the amount of HYPE they hold and stake, improving energy efficiency while maintaining robust security. As of the date of this Prospectus, the minimum stake amount to become a Hyperliquid validator is 10,000 HYPE.
HYPE was initially developed by quantitative trading experts to provide a high-performance platform for cryptocurrency trading and has since evolved into a general-purpose blockchain. HYPE serves four primary functions within the Hyperliquid Network: (i) payment of transaction fees, which are burned and permanently removed from circulation; (ii) staking to earn rewards and secure the network; (iii) governance participation, allowing validators to vote on decisions for the Hyperliquid Blockchain; and (iv) reducing trading fees on the Hyperliquid decentralized exchange (“DEX”).
Defensive Positions
The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to HYPE through the use of derivatives, including exchange-traded or OTC swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-HYPE related investments, such as cash and cash equivalents. However, because the Fund employs leverage and may be subject to unscheduled rebalancing, these measures may magnify losses or cause the Fund to realize losses already incurred. Taking defensive actions will also cause the Fund’s performance to deviate from two times (2x) the daily price performance of HYPE and as a result, may cause the Fund to not achieve its investment objective. In addition, such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in HYPE-related investments that the Adviser and Sub-Adviser believe, in combination, should produce daily returns consistent with the Fund’s investment objective of seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of HYPE. The Fund does not invest directly in HYPE.